REGULATORY FEES (Tables)	12 Months Ended
Dec. 31, 2021
REGULATORY FEES
Schedule of Regulatory fees

	12/31/2021	12/31/2020
Current
Research and Development - R&D	235,492	371,364
RGR quota	196,584	67,810
Compensation for the Use of Water Resources	80,617	101,565
CDE contribution	13,809	19,256
PROINFA contribution	7,438	15,998
Electricity Service Inspection Fee	8,973	10,852
	542,913	586,845
Non-current
Research and Development - R&D	649,303	744,395
RGR quota	38	47
	649,341	744,442
Total	1,192,254	1,331,287